Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.K. provision at statutory rate			19.00%	19.00%	19.00%	19.00%
Valuation allowance					$ 11,240	$ 3,427
Net operating loss carry forward					113,300
Uncertain income tax	$ 0				0	0
Income tax benefit	(263)	$ (1,787)	$ (1,258)	$ 104	1,813	(5,366)
Loss before income taxes	$ (5,585)	$ (9,331)	$ (11,019)	$ (15,423)	$ (28,535)	$ (45,573)
Effective tax rate	4.70%	19.20%	11.30%	(0.70%)	(4.10%)	11.80%